Share-based compensation (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	¥ 10,258	$ 1,610	¥ 6,093	¥ 64,796
Origination and servicing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	4,033	633	346	21,279
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	5,115	803	8,717	35,162
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expenses	¥ 1,110	$ 174	¥ (2,970)	¥ 8,355